                              BISHOP STREET FUNDS
                                  EQUITY FUND
                             HIGH GRADE INCOME FUND
                         Supplement dated July 31, 1997
                       to Prospectus dated April 30, 1997

    The Prospectus dated April 30, 1997, is hereby amended by the addition of the following unaudited financial information for the Equity Fund and the High Grade Income Fund for the period ended June 30, 1997.

FINANCIAL HIGHLIGHTS                                         BISHOP STREET FUNDS

For the Period from Inception Through June 30, 1997                    UNAUDITED

For a Share Outstanding Throughout the Period

                                                                                         EQUITY      HIGH GRADE
                                                                                        FUND (1)   INCOME FUND(1)
                                                                                        ---------  ---------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $10.00         $10.00
Income from Investment Operations:
Net Investment Income                                                                        0.04           0.23
Net Realized and Unrealized Gain (Loss) on Investments                                       1.17          (0.02)
Distributions from Net Investment Income                                                    (0.04)         (0.23)
NET ASSET VALUE, END OF PERIOD                                                             $11.17          $9.98
Total Return*                                                                               12.16%          2.17%
Period Net Assets, End of Period (000's)                                                  $63,296        $24,909
Ratio of Expenses to Average Net Assets**                                                    1.00%          0.80%
Ratio of Net Investment Income to Average Net Assets**                                       0.99%          5.67%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Contributions)**              1.23%          1.12%
Ratio of Net Investment Income to Average Net Assets (Excluding Waivers and
 Contributions)**                                                                            0.76%          5.35%
Portfolio Turnover Rate                                                                        13%            11%
Average Commission Rate(A)                                                                $0.0705        $0.0000

*  Return is for the period indicated and has not been annualized.

** Annualized.

(A) Average commission rate paid per share for the security purchases and sales during the period.

(1) Commenced operations January 31, 1997.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              BISHOP STREET FUNDS
                       SUPPLEMENT DATED JULY 31, 1997 TO
                    THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 1997

    The Statement of Additional Information for the Bishop Street Funds is hereby amended and supplemented by the following unaudited financial statements of the Equity Fund and the High Grade Income Fund for the period ended June 30, 1997.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                                  EQUITY FUND
                            STATEMENT OF NET ASSETS
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
COMMON STOCK -- 95.2%
AIR TRANSPORTATION -- 0.5%
    5,400  Federal Express Corp.*.......................................................................  $     312
                                                                                                          ---------
AIRCRAFT -- 4.1%
    7,200  Allied Signal, Inc...........................................................................        605
   23,800  Boeing Co....................................................................................      1,263
    8,500  United Technologies Corp.....................................................................        705
                                                                                                          ---------
                                                                                                              2,573
                                                                                                          ---------
APPAREL/TEXTILES -- 0.5%
    7,200  Liz Claiborne Inc............................................................................        336
                                                                                                          ---------
AUTOMOTIVE -- 0.8%
    8,100  Chrysler Corp................................................................................        266
    4,700  General Motors Corp..........................................................................        262
                                                                                                          ---------
                                                                                                                528
                                                                                                          ---------
BANKS -- 8.2%
    9,300  Chase Manhattan Corp.........................................................................        903
    9,500  Citicorp.....................................................................................      1,145
   10,000  First Chicago NBD Corp.......................................................................        605
    9,100  First Union Corp.............................................................................        842
   16,400  NationsBank Corp.............................................................................      1,058
   11,300  Norwest Corp.................................................................................        636
                                                                                                          ---------
                                                                                                              5,189
                                                                                                          ---------
BEAUTY PRODUCTS -- 2.3%
    7,600  Gillette Co..................................................................................        720
    5,300  Proctor & Gamble Co..........................................................................        749
                                                                                                          ---------
                                                                                                              1,469
                                                                                                          ---------
CHEMICALS -- 2.2%
    5,500  Air Products & Chemicals, Inc................................................................        447
   22,100  Monsanto Co..................................................................................        952
                                                                                                          ---------
                                                                                                              1,399
                                                                                                          ---------
COMMUNICATIONS EQUIPMENT -- 2.1%
   13,100  GTE Corp.....................................................................................        575
    9,900  Motorola, Inc................................................................................        752
                                                                                                          ---------
                                                                                                              1,327
                                                                                                          ---------

    The accompanying notes are an integral part of the financial statements.

                                  EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
COMMON STOCK -- CONTINUED
COMPUTERS & SERVICES -- 3.8%
    8,400  Cisco Systems, Inc.*.........................................................................  $     564
    3,000  Compaq Computer Corp.*.......................................................................        298
   10,700  Hewlett Packard Co...........................................................................        599
   10,200  International Business Machine Corp..........................................................        920
                                                                                                          ---------
                                                                                                              2,381
                                                                                                          ---------
DRUGS -- 10.6%
    7,900  Abbott Laboratories..........................................................................        527
    7,400  American Home Products Corp..................................................................        566
    4,000  Amgen Inc.*..................................................................................        232
   10,600  Bristol-Myers Squibb Co......................................................................        859
    7,100  Eli Lilly & Co...............................................................................        776
   11,600  Johnson & Johnson............................................................................        747
   10,600  Merck & Co., Inc.............................................................................      1,097
    5,700  Pfizer Inc...................................................................................        681
   10,000  Schering Plough Corp.........................................................................        479
    6,200  Warner Lambert Co............................................................................        770
                                                                                                          ---------
                                                                                                              6,734
                                                                                                          ---------
ELECTRICAL UTILITIES -- 0.4%
    5,900  FPL Group, Inc...............................................................................        272
                                                                                                          ---------
ENTERTAINMENT -- 0.8%
    6,100  Walt Disney Co...............................................................................        490
                                                                                                          ---------
ENVIRONMENTAL SERVICES -- 0.5%
    9,100  Waste Management, Inc........................................................................        292
                                                                                                          ---------
FINANCIAL SERVICES -- 3.3%
    6,300  American Express Co..........................................................................        469
    9,800  Federal Home Loan Mortgage Corp..............................................................        337
   16,500  Federal National Mortgage Association........................................................        720
    9,800  Merrill Lynch & Co., Inc.....................................................................        584
                                                                                                          ---------
                                                                                                              2,110
                                                                                                          ---------
FOOD, BEVERAGE & TOBACCO -- 4.9%
   13,800  Campbell Soup, Co............................................................................        690
   14,600  Coca Cola, Co................................................................................      1,018
   23,400  Philip Morris Companies Inc..................................................................      1,038
    7,700  Sara Lee Corp................................................................................        321
                                                                                                          ---------
                                                                                                              3,067
                                                                                                          ---------
GAS/NATURAL GAS -- 0.9%
   13,600  Williams Companies Inc.......................................................................        595
                                                                                                          ---------

                                  EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
COMMON STOCK -- CONTINUED
HOTELS & LODGING -- 0.7%
   17,500  Hilton Hotels Corp...........................................................................  $     465
                                                                                                          ---------
INSURANCE -- 4.4%
    4,900  American International Group, Inc............................................................        732
    5,200  Chubb Corp...................................................................................        348
    1,600  Cigna Corp...................................................................................        284
    1,600  General Re Corp..............................................................................        291
    4,100  Hartford Financial Services Group Inc........................................................        339
   12,000  Travelers Group Inc..........................................................................        757
                                                                                                          ---------
                                                                                                              2,751
                                                                                                          ---------
MACHINERY -- 5.5%
   12,450  Baker Hughes, Inc............................................................................        482
    7,100  Deere & Co...................................................................................        390
    5,000  Emerson Electric Co..........................................................................        275
   35,800  General Electric, Co.........................................................................      2,340
                                                                                                          ---------
                                                                                                              3,487
                                                                                                          ---------
MEDICAL PRODUCTS & SERVICES -- 0.7%
   11,600  Columbia/HCA Healthcare Corp.................................................................        456
                                                                                                          ---------
METALS & MINING -- 0.5%
    4,000  Phelps Dodge Corp............................................................................        341
                                                                                                          ---------
MISCELLANEOUS BUSINESS SERVICES -- 5.4%
   12,900  First Data Corp..............................................................................        567
   14,300  Microsoft, Corp.*............................................................................      1,807
   13,400  Oracle Corp.*................................................................................        675
    9,100  Sun Microsystems, Inc.*......................................................................        339
                                                                                                          ---------
                                                                                                              3,388
                                                                                                          ---------
MISCELLANEOUS CONSUMER SERVICES -- 0.4%
    8,300  Service Corp International...................................................................        273
                                                                                                          ---------
OFFICE FURNITURE & FIXTURES -- 0.9%
   14,000  Johnson Controls, Inc........................................................................        575
                                                                                                          ---------
PAPER & PAPER PRODUCTS -- 0.9%
    6,200  Kimberly-Clark Corp..........................................................................        308
    4,600  Mead Corp....................................................................................        286
                                                                                                          ---------
                                                                                                                594
                                                                                                          ---------
PETROLEUM & FUEL PRODUCTS -- 1.1%
    5,400  Schlumberger Ltd.............................................................................        675
                                                                                                          ---------

                                  EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
COMMON STOCK -- CONTINUED
PETROLEUM REFINING -- 9.7%
    7,300  Amoco Corp...................................................................................  $     635
   20,800  Royal Dutch Petroleum Co. New York Registry..................................................      1,131
    7,800  British Petroleum, ADR.......................................................................        584
    9,200  Chevron, Corp................................................................................        680
   25,400  Exxon Corp...................................................................................      1,562
    8,800  Mobil Corp...................................................................................        615
    8,700  Texaco, Inc..................................................................................        946
                                                                                                          ---------
                                                                                                              6,153
                                                                                                          ---------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.4%
    3,200  Eastman Kodak Co.............................................................................        246
                                                                                                          ---------
RAILROADS -- 0.9%
   15,700  Illinois Central, Corp.......................................................................        549
                                                                                                          ---------
RETAIL -- 5.6%
    8,700  Albertson's Inc..............................................................................        318
   13,900  Dayton-Hudson Corp...........................................................................        739
   10,400  Home Depot, Inc..............................................................................        717
    9,200  McDonald's Corp..............................................................................        444
   18,800  Pepsico, Inc.................................................................................        706
   11,500  Sears Roebuck & Co...........................................................................        618
                                                                                                          ---------
                                                                                                              3,542
                                                                                                          ---------
RUBBER & PLASTIC -- 0.8%
    8,200  Nike, Inc., Cl B.............................................................................        479
                                                                                                          ---------
SEMI-CONDUCTORS/INSTRUMENTS -- 4.0%
   17,850  Intel Corp...................................................................................      2,531
                                                                                                          ---------
TELEPHONES & TELECOMMUNICATION -- 6.9%
   21,700  Airtouch Communications Inc.*................................................................        594
   15,600  AT & T Corp..................................................................................        547
    5,800  Bell Atlantic Corp...........................................................................        440
   12,000  Bellsouth Corp...............................................................................        556
   10,300  Lucent Technologies Inc......................................................................        742
    3,700  NYNEX, Corp..................................................................................        213
    5,800  SBC Communications, Inc......................................................................        359
    5,000  US West Communications Group.................................................................        188
   22,200  Worldcom Inc.*...............................................................................        710
                                                                                                          ---------
                                                                                                              4,349
                                                                                                          ---------
WHOLESALE -- 0.5%
    1,600  Unilever NV, ADR.............................................................................        342
                                                                                                          ---------
           TOTAL COMMON STOCK (Cost $52,972)............................................................     60,270
                                                                                                          ---------

                                  EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

                                                                                                           MARKET
 SHARES                                                                                                     VALUE
---------                                                                                                 ---------
CASH EQUIVALENT -- 4.7%
$   2,602  SEI Daily Income Trust Money Market Portfolio................................................  $   2,603
      384  SEI Daily Income Trust Prime Obligation Portfolio............................................        385
                                                                                                          ---------
           TOTAL CASH EQUIVALENT (Cost $2,988)..........................................................      2,988
                                                                                                          ---------
TOTAL INVESTMENTS (COST $55,960) -- 99.9%...............................................................     63,258
                                                                                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 0.1%...............................................................         38
                                                                                                          ---------
NET ASSETS:
Fund shares of Institutional Class A (unlimited authorization -- no par value) based on 5,668,039
  outstanding shares of beneficial interest.............................................................     56,634
Accumulated net realized loss on investments............................................................       (636)
Net unrealized appreciation on investments..............................................................      7,298
                                                                                                          ---------
TOTAL NET ASSETS -- 100.0%..............................................................................  $  63,296
                                                                                                          ---------
                                                                                                          ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- INSTITUTIONAL CLASS A..............................................................  $   11.17
                                                                                                          ---------
                                                                                                          ---------

------------------------

* Non-Income producing security

Cl -- Class

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                             HIGH GRADE INCOME FUND
                            STATEMENT OF NET ASSETS
                                 JUNE 30, 1997
                                  (UNAUDITED)

  FACE
 AMOUNT                                                                                                    MARKET
  (000)                                                                                                     VALUE
---------                                                                                                 ---------
CORPORATE OBLIGATIONS -- 28.1%
AIRCRAFT -- 2.3%
           Boeing
$     600  6.350%, 06/15/03.............................................................................  $     586
                                                                                                          ---------
BANKS -- 1.2%
           Bayerische Landesbank
      300  6.375%, 10/15/05.............................................................................        289
                                                                                                          ---------
CHEMICALS -- 4.3%
           Hercules
      600  6.625%, 06/01/03.............................................................................        588
           PPG Industries, Inc.
      500  6.875%, 02/15/12.............................................................................        487
                                                                                                          ---------
                                                                                                              1,075
                                                                                                          ---------
COMMUNICATIONS EQUIPMENT -- 1.2%
           Rockwell International Corp.
      300  6.625%, 06/01/05.............................................................................        295
                                                                                                          ---------
FOOD, BEVERAGE & TOBACCO -- 5.4%
           Pet Inc.
      700  6.500%, 07/01/03.............................................................................        678
           Philip Morris Companies, Inc.
      700  6.375%, 02/01/06.............................................................................        659
                                                                                                          ---------
                                                                                                              1,337
INSURANCE -- 2.7%
           Aon Corp.
      700  6.300%, 01/15/04.............................................................................        671
                                                                                                          ---------
MACHINERY -- 1.2%
           Dresser Industries, Inc.
      300  6.250%, 06/01/00.............................................................................        298
                                                                                                          ---------
PRINTING & PUBLISHING -- 2.8%
           Tribune Co.
      700  6.875%, 11/01/06.............................................................................        694
                                                                                                          ---------
RETAIL -- 1.1%
           Lowes Companies Inc.
      300  6.375%, 12/15/05.............................................................................        287
                                                                                                          ---------

    The accompanying notes are an integral part of the financial statements.

                             HIGH GRADE INCOME FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

  FACE
 AMOUNT                                                                                                    MARKET
  (000)                                                                                                     VALUE
---------                                                                                                 ---------
CORPORATE OBLIGATIONS -- CONTINUED
SEMI-CONDUCTORS/INSTRUMENTS -- 3.1%
           Texas Instruments, Inc.
      700  8.750%, 04/01/07.............................................................................        778
                                                                                                          ---------
TELEPHONES & TELECOMMUNICATION -- 2.8%
           US West Communications Group, Inc.
$     700  6.625%, 09/15/05.............................................................................  $     686
                                                                                                          ---------
           TOTAL CORPORATE OBLIGATIONS (Cost $7,020)....................................................      6,996
                                                                                                          ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.3%
           FHLB
      700  7.170%, 03/29/00.............................................................................        714
           FHLB
      400  6.000%, 07/05/00.............................................................................        395
           FHLB
      700  7.310%, 07/06/01.............................................................................        719
           FHLB
      700  7.570%, 08/19/04.............................................................................        735
           FHLMC
    1,100  5.690%, 01/24/01.............................................................................      1,070
           FHLMC
      700  6.220%, 03/24/03.............................................................................        686
           FNMA
    2,000  6.605%, 05/08/02.............................................................................      2,004
           FNMA
      800  7.400%, 07/01/04.............................................................................        833
           FNMA
      300  6.350%, 06/10/05.............................................................................        292
           FNMA
      400  6.440%, 06/21/05.............................................................................        392
           FNMA
      700  6.590%, 05/21/02.............................................................................        704
                                                                                                          ---------
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $8,555).......................................      8,544
                                                                                                          ---------
CASH EQUIVALENT -- 3.4%
      622  SEI Daily Income Trust Money Market Portfolio................................................        623
      223  SEI Daily Income Trust Prime Obligation Portfolio............................................        224
                                                                                                          ---------
           TOTAL CASH EQUIVALENT (Cost $847)............................................................        847
                                                                                                          ---------

                             HIGH GRADE INCOME FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                                 JUNE 30, 1997
                                  (UNAUDITED)

  FACE
 AMOUNT                                                                                                    MARKET
  (000)                                                                                                     VALUE
---------                                                                                                 ---------
U.S. TREASURY OBLIGATIONS -- 32.6%
           U.S. Treasury Bond
$     700  7.500%, 11/15/16.............................................................................  $     748
           U.S. Treasury Notes
    1,500  5.750%, 12/31/98.............................................................................      1,495
           U.S. Treasury Notes
    1,000  6.375%, 01/15/99.............................................................................      1,005
           U.S. Treasury Notes
      500  7.500%, 10/31/99.............................................................................        514
           U.S. Treasury Notes
    1,500  5.875%, 11/15/99.............................................................................      1,490
           U.S. Treasury Notes
      700  8.500%, 11/15/00.............................................................................        746
           U.S. Treasury Notes
      700  7.750%, 02/15/01.............................................................................        732
           U.S. Treasury Notes
      700  6.125%, 12/31/01.............................................................................        693
           U.S. Treasury Notes
      700  6.375%, 08/15/02.............................................................................        700
                                                                                                          ---------
           TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,147)................................................      8,123
                                                                                                          ---------
TOTAL INVESTMENTS (COST $24,569) -- 98.4%...............................................................     24,510
                                                                                                          ---------
OTHER ASSETS AND LIABILITIES, NET -- 1.6%...............................................................        399
                                                                                                          ---------
NET ASSETS:
Fund shares of Institutional Class A (unlimited authorization -- no par value) based on 2,496,881
  outstanding shares of beneficial interest.............................................................     24,967
Accumulated net realized gain on investments............................................................          1
Net unrealized depreciation on investments..............................................................        (59)
                                                                                                          ---------
TOTAL NET ASSETS -- 100.0%..............................................................................  $  24,909
                                                                                                          ---------
                                                                                                          ---------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE -- INSTITUTIONAL CLASS A..............................................................  $    9.98
                                                                                                          ---------

------------------------

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                            STATEMENT OF OPERATIONS
                                 (IN THOUSANDS)
                 FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                           EQUITY        HIGH GRADE
                                                                                           FUND(2)     INCOME FUND(2)
                                                                                         -----------  -----------------
INTEREST INCOME:.......................................................................   $      79       $     650
  Dividend Income......................................................................         408              --
                                                                                         -----------          -----
    Total Investment Income............................................................         487             650
                                                                                         -----------          -----
EXPENSES:
  Investment Adviser Fee...............................................................         181              61
  Investment Adviser Fee Waiver........................................................         (46)            (27)
  Management Fee.......................................................................          49              20
  Management Fee Waiver................................................................         (12)             (5)
  Shareholder Servicing Fee............................................................          50              21
  Shareholder Servicing Fee Waiver.....................................................         (30)            (12)
  Custody Fees.........................................................................           8               2
  Transfer Agent Fees..................................................................          11               6
  Registration Fees....................................................................          10               4
  Distribution Fees (1)................................................................          --              --
  Distribution Fee Waiver..............................................................          --              --
  Trustees Fees........................................................................           4               1
  Printing Fees........................................................................           3               2
  Professional Fees....................................................................           6               2
  Amortization of Deferred Organizational Costs........................................           1               1
  Miscellaneous Expenses...............................................................           9               4
                                                                                         -----------          -----
    Total Expenses.....................................................................         244              80
                                                                                         -----------          -----
  Net Investment Income................................................................         243             570
                                                                                         -----------          -----
Net Realized Gain (Loss) on Investments................................................        (636)              1
Change in Unrealized Appreciation on Investments.......................................       7,297             (59)
                                                                                         -----------          -----
Net Realized and Unrealized Gain (Loss) on Investments.................................       6,661             (58)
                                                                                         -----------          -----
Increase in Net Assets Resulting from Operations.......................................   $   6,904       $     512
                                                                                         -----------          -----
                                                                                         -----------          -----

------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) All distribution fees are incurred in the Retail Class B.

(2) Commenced operations on January 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                       STATEMENT OF CHANGES IN NET ASSETS
                                 (IN THOUSANDS)
                 FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)

                                                                                                      HIGH GRADE
                                                                                       EQUITY FUND   INCOME FUND
                                                                                       ------------  ------------
                                                                                         01/31/97      01/31/97
                                                                                            TO            TO
                                                                                       06/30/97(1)   06/30/97(1)
                                                                                       ------------  ------------
INVESTMENT ACTIVITIES:
  Net Investment Income..............................................................   $      243    $      570
  Net Realized Gain (Loss) on Investments............................................         (636)            1
  Change in Unrealized Appreciation (Depreciation) on Investments....................        7,298           (59)
                                                                                       ------------  ------------
Increase (Decrease) in Net Assets Resulting From Operations..........................        6,905           512
                                                                                       ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net Investment Income:
    Institutional Class A Shares.....................................................         (243)         (570)
  Capital Gains:
    Institutional Class A Shares.....................................................           --            --
      Total Distributions............................................................         (243)         (570)
                                                                                       ------------  ------------
Change in Net Assets.................................................................        6,662           (58)
                                                                                       ------------  ------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class A Shares:
    Proceeds from Shares Issued......................................................       57,491        24,397
    Reinvestments of Cash Distributions..............................................          243           570
    Cost of Shares Redeemed..........................................................       (1,100)           --
                                                                                       ------------  ------------
      Total Institutional Capital Share Transactions.................................       56,634        24,967
                                                                                       ------------  ------------
Net Increase (Decrease) in Net Assets
  From Share Transactions............................................................       56,634        24,967
                                                                                       ------------  ------------
  Total Increase (Decrease) in Net Assets............................................       63,296        24,909
                                                                                       ------------  ------------
NET ASSETS:
  Beginning of Period................................................................           --            --
                                                                                       ------------  ------------
  End of Period......................................................................   $   63,296    $   24,909
                                                                                       ------------  ------------
                                                                                       ------------  ------------
CAPITAL SHARE TRANSACTIONS:
  Institutional Class A Shares:
    Shares Issued....................................................................        5,748         2,439
    Shares Issued in Lieu of Cash Distributions......................................           23            58
    Shares Redeemed..................................................................         (103)           --
                                                                                       ------------  ------------
      Total Institutional Capital Share Transactions.................................        5,668         2,497
                                                                                       ------------  ------------
Net Increase (Decrease) in Capital Shares............................................   $    5,668    $    2,497
                                                                                       ------------  ------------
                                                                                       ------------  ------------

------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on January 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED

                                                                                                       EQUITY FUND
                                                                                                       -----------
                                                                                                       1/31/97 TO
                                                                                                       6/30/97(1)
                                                                                                       -----------
INSTITUTIONAL CLASS A
  Net asset value, beginning of period...............................................................  $   10.00
  Net investment income..............................................................................       0.04
  Net realized and unrealized gain (loss) on investments.............................................       1.17
  Distributions from net investment income...........................................................      (0.04)
  Distributions from capital gains...................................................................         --
  Net asset value, end of period.....................................................................  $   11.17
  Total return+......................................................................................      12.16%
  Net assets, end of period (000)....................................................................  $  63,296
  Ratio of expenses to average net assets*...........................................................       1.00%
  Ratio of expenses to average net assets excluding fee waivers and reimbursements*..................       1.23%
  Ratio of net investment income to average net assets*..............................................       0.99%
  Ratio of net investment income to average net assets excluding fee waivers and reimbursements*.....       0.76%
  Portfolio turnover rate............................................................................         13%
  Average commission rate............................................................................  $  0.0705

------------------------

+ Total return is for the period indicated and has not been annualized.

* Annualized

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on January 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                                  (UNAUDITED)
              FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED

                                                                                                       HIGH GRADE
                                                                                                       INCOME FUND
                                                                                                       -----------
                                                                                                       1/31/97 TO
                                                                                                       6/30/97(1)
                                                                                                       -----------
INSTITUTIONAL CLASS A
  Net asset value, beginning of period...............................................................  $   10.00
  Net investment income..............................................................................       0.23
  Net realized and unrealized gain (loss) on investments.............................................      (0.02)
  Distributions from net investment income...........................................................      (0.23)
  Distributions from capital gains...................................................................         --
  Net asset value, end of period.....................................................................  $    9.98
  Total return+......................................................................................       2.17%
  Net assets, end of period (000)....................................................................  $  24,909
  Ratio of expenses to average net assets*...........................................................       0.80%
  Ratio of expenses to average net assets excluding fee waivers and reimbursements*..................       1.12%
  Ratio of net investment income to average net assets*..............................................       5.67%
  Ratio of net investment income to average net assets excluding fee waivers and reimbursements*.....       5.35%
  Portfolio turnover rate............................................................................         11%
  Average commission rate............................................................................  $  0.0000

------------------------

+ Total return is for the period indicated and has not been annualized.

* Annualized

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) Commenced operations on January 31, 1997.

    The accompanying notes are an integral part of the financial statements.

                              BISHOP STREET FUNDS
                      SEMI-ANNUAL REPORT -- JUNE 30, 1997

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

    The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consists of a series of five funds which includes the Equity Fund and the High Grade Income Fund (the "Funds"). The Funds commenced operations on January 31, 1997. The other Funds in the series which are not being reported at this time include the Hawaii Municipal Bond Fund (formerly the Hawaii Tax-Free Fund), the Treasury Money Market Fund and the Money Market Fund. The Bishop Street Funds Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION

    For the Equity Fund investment securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

    For the High Grade Income Fund debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

    Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis.

DISCOUNTS AND PREMIUMS

    Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method which approximates the effective interest method.

REPURCHASE AGREEMENTS

    Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
EXPENSES

    Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets.

DISTRIBUTIONS TO SHAREHOLDERS

    Distributions from net investment income are declared daily and paid on a monthly basis for the High Grade Income Fund. The Equity Fund declares and pays such distributions on a quarterly basis. Any net realized capital gains will be distributed at least annually for both Funds.

FEDERAL INCOME TAXES

    It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

ORGANIZATION COSTS

    Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the fund is amortizing its organization costs, the redemption proceeds payable to the holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organization costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of the redemption.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT

    Investment advisory services are provided to the Funds by First Hawaiian Bank (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity Fund and 0.55% of the average daily net assets of the High Grade Income Fund. The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of the Fund.

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES

    Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Fund Resources ("SEI"), a wholly owned subsidiary of SEI Investments, acts as the Trust's Administrator. Under the terms of the Agreement, SEI is entitled to receive an annual fee of 0.20% of the average daily net assets of each Fund. SEI has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.

                                  (UNAUDITED)

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES (CONTINUED) Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST")
acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.

    SEI Investments Distribution Co., a wholly owned subsidiary of SEI Investments, acts as the Trust's Distributor pursuant to a distribution agreement dated January 27, 1995.

    Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

5. INVESTMENT TRANSACTIONS

    The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended June 30, 1997 are presented below for the Funds.

    FUND INVESTMENT TRANSACTIONS

                                                                                 HIGH GRADE
                                                                  EQUITY FUND    INCOME FUND
                                                                 -------------  -------------
Purchases
  U.S. Government Securities...................................  $          --  $  18,418,398
  Other........................................................     60,788,932      7,698,976

Sales
  U.S. Government Securities...................................  $          --  $   1,701,531
  Other........................................................      7,180,012        680,106

    At June 30, 1997 the total cost of securities and the net realized gains and losses on securities sold for federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate unrealized appreciation/depreciation on securities at June 30, 1997 for the Funds is as follows:

                                                                                   HIGH GRADE
                                                                    EQUITY FUND   INCOME FUND
                                                                    ------------  ------------
Gross Unrealized Appreciation.....................................  $  7,830,920   $   17,600
Gross Unrealized Depreciation.....................................      (533,258)     (76,987)
                                                                    ------------  ------------
Net Unrealized Appreciation.......................................  $  7,297,662   $  (59,387)
                                                                    ------------  ------------
                                                                    ------------  ------------